Securities at Amortised Cost- Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Debt securities at amortised cost	€ 48,966	€ 9,343
Exposure percentage in ABS portfolio	99.00%	99.00%
Description of rating agencies used	Approximately 99% (2017 99%) of the exposure in the ABS portfolio is externally rated AAA, AA or A.
Borrowed debt securities	€ 0	€ 0
Bond portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Debt securities at amortised cost	77,161	80,454
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt securities at amortised cost	73,934	80,454
Debt securities [member] | Bond portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Debt securities at amortised cost	€ 77,161	€ 80,454